INTANGIBLE ASSETS, NET (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2025 VND (₫)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2025 USD ($)
INTANGIBLE ASSETS, NET
Cost	₫ 6,802,081		₫ 6,140,875
Accumulated amortization	(5,418,704)		(4,976,240)
Impairment charges	(176,759)
Net carrying value	1,206,618		1,164,635		$ 48,032,244
Amortization of intangible assets and finance lease right of use assets	423,800	$ 16,900,000	382,900	₫ 474,000
License
INTANGIBLE ASSETS, NET
Cost	3,833,440		3,690,720
Accumulated amortization	(3,698,601)		(3,690,720)
Net carrying value	134,839				5,367,581
Software
INTANGIBLE ASSETS, NET
Cost	2,739,093		2,237,380
Accumulated amortization	(1,680,065)		(1,263,481)
Net carrying value	₫ 1,059,028		₫ 973,899		$ 42,157,080
Weighted-average remaining useful life	69 months		56 months	53 months	69 months
Purchased software under development phase
INTANGIBLE ASSETS, NET
Cost	₫ 176,759		₫ 169,248
Impairment charges	(176,759)
Net carrying value			169,248
Others
INTANGIBLE ASSETS, NET
Cost	52,789		43,527
Accumulated amortization	(40,038)		(22,039)
Net carrying value	₫ 12,751		₫ 21,488		$ 507,583